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                                                       DEUTSCHE ASSET MANAGEMENT

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                                                                     Mutual Fund
                                                                   Annual Report

                                                               December 31, 2000

                                                                   Institutional

Cash Reserves Fund

                                                             [GRAPHIC OMITTED]
                                                             A Member of the
                                                             DEUTSCHE BANK GROUP

Cash Reserves Fund Institutional
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ....................................  3

              CASH RESERVES FUND INSTITUTIONAL
                 Statement of Assets and Liabilities ....................  5
                 Statement of Operations ................................  6
                 Statements of Changes in Net Assets ....................  7
                 Financial Highlights ...................................  8
                 Notes to Financial Statements ..........................  9
                 Report of Independent Accountants ...................... 11
                 Tax Information ........................................ 11

              CASH MANAGEMENT PORTFOLIO
                 Schedule of Portfolio Investments ...................... 12
                 Statement of Assets and Liabilities .................... 18
                 Statement of Operations ................................ 19
                 Statements of Changes in Net Assets .................... 20
                 Financial Highlights ................................... 21
                 Notes to Financial Statements .......................... 22
                 Report of Independent Accountants ...................... 24

                             ----------------------
             The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks,
             including   possible  loss  of  principal   amount
             invested.
                             ----------------------

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                                        2

Cash Reserves Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this annual report for Cash Reserves Fund Institutional (the `Fund'), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
The year 2000 in the money markets can be described as a dichotomy. The first half of the year was characterized by solid economic growth and expansion, resulting in higher yields. As the second half of the year progressed, the market began to anticipate an economic slowdown, which led to a money market rally and a dramatic decline in yields.

AS THE FIRST HALF OF THE YEAR PROGRESSED, THE US ECONOMY CONTINUED TO EXPAND, CAUSING ALARM AMONG INVESTORS THAT INFLATION MAY BE IMMINENT AND THAT THE FEDERAL RESERVE BOARD MAY CONTINUE ITS TIGHTENING CYCLE.
o The ongoing strength of the economy was reflected in low unemployment and soaring existing home sales, durable goods orders and retail sales.
o Taking a hard stance, the Federal Reserve Board followed up its 0.75% rate increase in 1999 with three additional interest rate hikes, totaling another 1.00%, bringing the targeted federal funds rate to 6.50%.

THE US ECONOMY BEGAN SHOWING SIGNS OF SLOWING IN THE THIRD QUARTER, REFLECTING THE LAGGED EFFECT OF THE 1.75% OF INTEREST RATE INCREASES BY THE FEDERAL RESERVE BOARD OVER THE PREVIOUS TWELVE MONTHS.
o Consumer demand, manufacturing activity and employment all began to contract.
o The increased cost of energy reduced the profitability of corporations, which found it hard to pass price increases on to their customers.
o While holding interest rates steady, the Federal Reserve Board explained that it would maintain its inflation vigil while trying to determine whether the slowdown in domestic demand was `tentative and preliminary' or if the significant tightenings over the last year and a half had produced the desired results.

THE SLOWDOWN IN THE ECONOMY ACCELERATED DURING THE FOURTH QUARTER, AS CONSUMER DEMAND AND INDUSTRIAL PRODUCTION FALTERED AND BUSINESSES SOUGHT TO TRIM UNWANTED INVENTORIES.
o In particular, consumer spending on motor vehicles and other big ticket items was sluggish.
o Analysts reduced corporate earnings expectations and equity prices continued to slump.
o Additionally, deterioration in credit quality made investors concerned about lending to corporate issuers, particularly in the longer end of the yield curve.

                                                 CUMULATIVE                     AVERAGE ANNUAL
                                              TOTAL RETURNS                      TOTAL RETURNS           ANNUALIZED
                                                                                                   7 day      7 day
Periods ended            Past 1   Past 3  Past 5      Since  Past 1  Past 3  Past 5      Since   current  effective
December 31, 2000          year    years   years  inception    year   years   years  inception     yield      yield
-------------------------------------------------------------------------------------------------------------------
 Cash Reserves Fund
   Institutional 1
   (inception 1/25/94)       6.46%   18.14%  31.48%   44.89%   6.46%    5.71%    5.63%   5.49%    6.51%2   6.72%2
--------------------------------------------------------------------------------------------------------------------
 iMoneyNet -- First Tier
   Institutional Money
   Funds Average 3           6.18%   17.43%  30.44%   43.22%4  6.18%    5.50%    5.45%   5.33%4   6.25%    6.44%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE  RESULTS. Yields and total return will fluctuate. The yields quoted more closely reflect the Fund's current earnings than the total return quotations.`Current yield' refers to the income generated by an investment in the Fund over a 7-day period.This income is then `annualized'. The `effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested.The `effective yield' will be slightly higher than the `current yield' because of the compounding effect of this assumed reinvestment. Total return figures assume the reinvestment of dividends. Performance would have been lower during the specified periods if certain fees and expenses had not been waived by the Fund.
  An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2 For the 16-month period  beginning  December 31, 1999, the investment  advisor and administration have contractually agreed to waive part of their fees and reimburse certain expenses. Without such waivers the Fund's 7-day current and effective yields would have been 6.44% and 6.65%, respectively.
3 Money  Fund  Report   Averages  are  compiled  by   iMoneyNet,Inc.   (formerly
  IBCFinancialData,Inc.), an independent money market mutual fund rating service. Money Fund Report Averages are averages for categories of similar money market funds. Averages do not reflect expenses, which have been deducted from the Fund's returns.
4 Benchmark returns are for the periods beginning January 31, 1994.

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                                        3

Cash Reserves Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

  Consequently, yield spreads on these longer-term issues widened against US Treasuries.
o A combination of investors becoming more risk averse and thus moving to shorter maturities along with money fund managers' reluctance to extend their portfolios due to typical year-end liquidity concerns supported an expensive market at the short end of the yield curve.
o The Federal Reserve Board held interest rates steady through the balance of the year, but did make an unprecedented move by shifting directly from a tightening to an easing bias at its December 19th meeting.

INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation and the duration of the Portfolio as market conditions changed, we were able to produce highly competitive yields in Cash Reserves Fund Institutional for the annual period.

Once Y2K liquidity issues were behind us, we were able to once again focus on the economy and normal, technical factors. Thus, our strategy in the first half of the year was to `barbell' the Portfolio, combining floating rate notes and short-term paper with some longer dated securities. This strategy proved to be effective, enabling us not only to quickly capture the higher yield when the Fed increased rates but also to take advantage of a steep yield curve. During the third quarter, we extended the Portfolio's weighted average maturity slightly, primarily through six-month paper. Toward the end of the fourth quarter, we managed to a slightly shorter duration for typical year-end liquidity purposes. Throughout the second half, we continued to maintain at least 20% of the Portfolio in floating rate securities.

MANAGER OUTLOOK
The rapid deceleration in the economy at the end of 2000 provided the catalyst for the Federal Reserve Board to lower the targeted federal funds rate and discount rate by 0.50% on January 3, 2001. This surprise move -- coming between scheduled meetings -- came at an inopportune time for many money market funds. The reason is that most money market funds are managed with a shorter relative duration at year end for liquidity purposes. Consequently, this excess cash had to be reinvested at the beginning of the year at lower rates.

We believe that the Federal Reserve Board will continue to ease monetary policy throughout the first half of the new year. Expectations of a controlled decline in growth have been replaced by fears of a `hard landing.' Ultimately, we expect the US economy to return to a moderate growth path, but probably not in the first quarter of 2001. The duration and depth of the current slowdown will likely be dependent upon consumers and businesses regaining optimism about the economy. In addition to monetary policy, fiscal policy and the potential for generous tax breaks may be determining factors that could provide significant stimulus to the economy.

                                [GRAPHIC OMITTED]
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Yankee Certificates of Deposit              7.17%
Certificates of Deposit                     1.38%
Commercial Paper                           49.55%
Eurodollar Certificates of Deposit          8.30%
Eurodollar Time Deposits                    7.96%
Floating Rate Notes Funding                22.96%
Funding Agreements (Illiquid Securities)    2.68%

For the near term, we intend to extend the average duration of Cash Reserves Fund Institutional because we feel the Federal Reserve Board will continue to lower interest rates, possibly as early as their next meeting in late January. We also intend to maintain a significant floating rate note position. We believe floating rate securities have value compared to traditional certificates of deposit and commercial paper. We also intend to continue to choose high quality issuers in an effort to avoid potential downgrades as the US economy slows.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As  always,   we  appreciate   your  ongoing   support  of  Cash  Reserves  Fund
Institutional, and we look forward to continuing to serve your investment needs for many years ahead.

/S/ DARLENE M. RASEL

Darlene M. Rasel
Portfolio Manager of CASH RESERVES PORTFOLIO
December 31, 2000

--------------------------------------------------------------------------------

Cash Reserves Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                          DECEMBER 31, 2000
ASSETS
   Investment in Cash Management Portfolio, at value .....................  $ 3,684,171,646
   Due from Bankers Trust ................................................           47,610
   Prepaid expenses and other ............................................           13,293
                                                                            ---------------
Total assets .............................................................    3,684,232,549
                                                                            ---------------
LIABILITIES
   Dividends payable .....................................................       20,682,117
   Accrued expenses and other ............................................          303,121
                                                                            ---------------
Total liabilities ........................................................       20,985,238
                                                                            ---------------
NET ASSETS ...............................................................  $ 3,663,247,311
                                                                            ---------------
COMPOSITION OF NET ASSETS
   Paid-in capital .......................................................  $ 3,663,326,105
   Undistributed net investment income ...................................            8,725
   Accumulated net realized loss on investment transactions ..............          (87,519)
                                                                            ---------------
NET ASSETS ...............................................................  $ 3,663,247,311
                                                                            ===============
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares
   of beneficial interest authorized) ....................................    3,663,326,103
                                                                            ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)                               $          1.00
                                                                            ===============

See Notes to Financial Statements.
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                                        5

Cash Reserves Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                              FOR THE YEAR ENDED
                                                               DECEMBER 31, 2000
INVESTMENT INCOME
   Income allocated from Cash Management Portfolio, net ......    $ 227,771,895
                                                                  -------------
EXPENSES
   Administration and services fees ..........................        1,798,213
   Registration fees .........................................          295,681
   Professional fees .........................................           37,832
   Printing and postage fees .................................           36,841
   Miscellaneous .............................................           18,538
                                                                  -------------
Total expenses ...............................................        2,187,105
Less: fee waivers or expense reimbursements ..................       (2,187,105)
                                                                  -------------
Net expenses .................................................               --
                                                                  -------------
NET INVESTMENT INCOME ........................................      227,771,895
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ...............           63,090
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................    $ 227,834,985
                                                                  =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Cash Reserves Fund Institutional
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                      FOR THE YEARS ENDED DECEMBER 31,
                                                              2000                1999
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ........................  $    227,771,895   $    156,509,825
   Net realized gain from investment transactions            63,090            184,046
                                                   ----------------   ----------------
Net increase in net assets from operations ......       227,834,985        156,693,871
                                                   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ........................      (227,763,170)      (156,509,825)
                                                   ----------------   ----------------
CAPITAL TRANSACTIONS
   (at net asset value of $1.00 per share)
   Proceeds from sales of shares ................    40,613,807,729     40,513,591,695
   Dividend reinvestments .......................       139,498,102        125,458,484
   Cost of shares redeemed ......................   (39,041,721,777)   (41,055,419,734)
                                                   ----------------   ----------------
Net increase (decrease) in net assets from
   capital transactions .........................     1,711,584,054       (416,369,555)
                                                   ----------------   ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .........     1,711,655,869       (416,185,509)
NET ASSETS
   Beginning of year ............................     1,951,591,442      2,367,776,951
                                                   ----------------   ----------------
   End of year ..................................  $  3,663,247,311   $  1,951,591,442
                                                   ================   ================

See Notes to Financial Statements.
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                                        7

Cash Reserves Fund Institutional
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated for Cash Reserves Fund Institutional.

                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                       2000          1999         1998          1997           1996
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ..............    $ 1.00        $ 1.00       $ 1.00        $ 1.00         $ 1.00
                                                     ------        ------       ------        ------         ------
INCOME FROMINVESTMENT OPERATIONS
   Net investment income ........................      0.06          0.05         0.05          0.05           0.05
   Net realized gain (loss) from
     investment transactions ....................      0.00 1        0.00 1       0.00 1       (0.00)1         0.00 1
                                                     ------        ------       ------        ------         ------
Total from investment operations ................      0.06          0.05         0.05          0.05           0.05
                                                     ------        ------       ------        ------         ------
CONTRIBUTIONS OF CAPITAL ........................        --            --           --            --           0.00 1
                                                     ------        ------       ------        ------         ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ........................     (0.06)        (0.05)       (0.05)        (0.05)         (0.05)
                                                     ------        ------       ------        ------         ------
NET ASSET VALUE, END OF YEAR ....................    $ 1.00        $ 1.00       $ 1.00        $ 1.00         $ 1.00
                                                     ======        ======       ======        ======         ======
TOTAL INVESTMENT RETURN .........................      6.46%         5.16%        5.53%         5.58%          5.42%2
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) .............................$3,663,247    $1,951,591   $2,367,777    $1,548,864     $1,286,737
   Ratios to average net assets:
     Net investment income ......................      6.33%         5.01%        5.38%         5.45%          5.28%
     Expenses after waivers,
        including expenses of the
        Cash Management Portfolio ...............      0.18%         0.18%        0.18%         0.18%          0.18%
     Expenses before waivers,
        including expenses of the
        Cash Management Portfolio ...............      0.26%         0.25%        0.26%         0.26%          0.26%

--------------------------------------------------------------------------------
1 Less than $0.01 per share.
2 Increased by approximately 0.03% due to Contributions of Capital for the year ended December 31, 1996.

See Notes to Financial Statements.
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                                        8

Cash Reserves Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the `Trust') is registered under the Investment Company Act of 1940 (the `Act'), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Cash Reserves Fund Institutional (the `Fund') is one of the institutional funds offered to investors by the Trust. The Fund began operations and offering shares of beneficial interest January 25, 1994.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Cash Management Portfolio (the `Portfolio'). The Portfolio is an open-end management investment company registered under the Act. The value of the investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 2000, the Fund's investment was approximately 42% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. OTHER
The Trust accounts separately for the assets, liabilities, and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company (`Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. The Trust has entered into an agreement with Investment Company Capital Corp., an indirect wholly owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Fund through April 30, 2002, to the extent necessary, to limit all expenses to .05% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and .18% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc. provides distribution services to the Fund.

--------------------------------------------------------------------------------

Cash Reserves Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

In 1996, Bankers Trust contributed capital in the amount of $348,087 to reimburse the Fund for capital losses incurred in prior years. The Fund's 1996 Financial Highlights reflect this information.

NOTE 3 -- CAPITAL LOSSES
At December 31, 2000, capital loss carryforwards available as a reduction against future net realized capital gains consisted of $87,519, of which $69,740 expires in December 2002 and $17,779 expires in December 2005.

NOTE 4 -- SUBSEQUENT EVENT
On January 24, 2001, the Fund changed its name from Cash Reserves Institutional to Cash Reserves Fund Institutional.

--------------------------------------------------------------------------------

Cash Reserves Fund Institutional
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of BT Institutional Funds and Shareholders of Cash Reserves Fund Institutional

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Reserves Fund Institutional (one of the Funds comprising BT Institutional Funds, hereafter referred to as the `Fund') at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as `financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 2, 2001

--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended December 31, 2000

We are providing this information as required by the Internal Revenue Code. The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of the net investment income distributions made during the fiscal year ended December 31, 2000, 2.810% has been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

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                                       11

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
--------------------------------------------------------------------------------
              EURODOLLAR CERTIFICATES
              OF DEPOSIT -- 8.26%
              Alliance & Leicester Plc,
$35,000,000    6.64%, 3/15/01 ..........  $  35,000,000

              Banca Commerciale Italiana,
 35,000,000    6.705%, 1/8/01 ..........     35,000,032

              Banca Intesa Spa,
 70,000,000    6.70%, 2/12/01 ..........     70,001,798

              Bayerische Hypotheka
              Vereinsbank:
 35,000,000    6.70%, 1/8/01 ...........     34,998,714
 30,000,000    6.82%, 1/8/01 ...........     30,000,417

              Commerzbank Ag:
 25,000,000    6.67%, 4/17/01 ..........     25,000,810
 17,000,000    6.27%, 6/20/01 ..........     17,014,237

              Dresdner Bank Ag,
 30,000,000    6.73%, 1/11/01 ..........     30,000,000

              Landesbank Hessen-Thuringen,
              Girozentrale,
 70,000,000    6.74%, 1/16/01 ..........     70,000,000

              Landesbank Baden Wurttemberg:
 30,000,000    6.65%, 1/22/01 ..........     29,999,937
 40,000,000    6.65%, 1/23/01 ..........     40,000,000
 20,000,000    6.64%, 5/3/01 ...........     20,000,000

              Norddeutsche Landesbank
              Girozentrale:
 45,000,000    6.82%, 1/8/01 ...........     45,000,170
 25,000,000    6.63%, 2/15/01 ..........     25,000,000

              Svenska Handelsbanken A.B.:
 50,000,000    6.67%, 1/17/01 ..........     50,000,000
 30,000,000    6.64%, 2/6/01 ...........     29,999,928
 40,000,000    6.45%, 4/17/01 ..........     40,008,309

              Westdeutsche Landesbank
              Girozentrale,
100,000,000    6.46%, 3/19/01 ..........    100,000,000
                                           ------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
   (Amortized Cost $727,024,352) .......    727,024,352
                                           ------------

              YANKEE CERTIFICATES
              OF DEPOSIT --7.13%
              Bank of Austria,
 10,000,000    6.55%, 1/31/01 ..........      9,999,610

              Bank of Nova Scotia,
 25,000,000    6.71%, 2/22/01 ..........     24,998,648

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
--------------------------------------------------------------------------------
              Banque Nationale de Paris,
$20,000,000    6.70%, 2/20/01 ..........  $  19,998,701

              Bayerische Landesbank
              Girozentrale,
 50,000,000    6.45%, 2/22/01 ..........     50,000,000

              Bayerische Hypotheka
              Vereinsbank:
 65,000,000    6.64%, 2/13/01 ..........     65,000,000
 60,000,000    6.46%, 3/15/01 ..........     60,000,000

              Canadian Imperial Bank of
              Commerce,
 50,000,000    6.61%, 3/26/01 ..........     50,000,000

              Commerzbank Ag:
 20,000,000    6.70%, 2/20/01 ..........     19,998,701
 42,000,000    6.825%, 9/5/01 ..........     42,034,120

              Credit Communal De Belgique:
  5,000,000    6.76%, 2/22/01 ..........      4,998,641
 25,000,000    7.25%, 5/9/01 ...........     25,031,191

              Credit Agricole Indosuez Sa,
 18,000,000    6.09%, 6/28/01 ..........     18,000,000

              Dexia Bank Belgium,
 25,000,000    6.69%, 1/12/01 ..........     25,000,000

              Dresdner Bank Ag,
 13,000,000    6.10%, 6/28/01 ..........     13,000,000

              Natexis Banque Popularies:
 50,000,000    6.65%, 1/22/01 ..........     50,000,000
 30,000,000    6.49%, 3/13/01 ..........     30,000,000

              San Paulo,
 15,000,000    6.82%, 4/17/01 ..........     14,996,596

              Societe Generale,
 70,000,000    6.74%, 1/16/01 ..........     70,000,000

              Svenska Handelsbanken A.B.,
 35,000,000    6.77%, 3/21/01 ..........     34,997,126
                                           ------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (Amortized Cost $628,053,334) .......    628,053,334
                                           ------------

              CERTIFICATES OF DEPOSIT -- 1.38%
              Bank of America:
 55,000,000    6.87%, 1/19/01 ..........     55,000,000
 11,250,000    7.25%, 2/16/01 ..........     11,256,704

              Harris Trust,
 55,000,000    6.52%, 2/1/01 ...........     55,000,000
                                           ------------
TOTAL CERTIFICATES OF DEPOSIT
   (Amortized Cost $121,256,704) .......    121,256,704
                                           ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       12
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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
--------------------------------------------------------------------------------
              EURODOLLAR TIME DEPOSITS -- 7.92%
              ABN Amro,
$50,000,000    6.65%, 3/19/01 ..........  $  50,000,000

              Allied Irish Banks Plc,
 25,000,000    6.66%, 4/30/01 ..........     25,000,000

              Banca Commerciale Italiana,
 25,000,000    6.69%, 1/29/01 ..........     25,000,000

              Banque Bruxelles Lambert,
 40,000,000    6.70%, 3/30/01 ..........     40,000,000

              Bayerische Hypotheka
              Vereinsbank:
 25,000,000    6.92%, 3/26/01 ..........     25,000,000

              Commerzbank Ag:
 40,000,000    6.68%, 2/12/01 ..........     40,000,000
 60,000,000    6.43%, 4/17/01 ..........     60,000,000

              ING Bank,
202,032,018    6.25%, 1/2/01 ...........    202,032,018

              KBC Bank,
 30,000,000    6.67%, 2/21/01 ..........     30,000,000

              Landesbank Hessen-Thuringen
              Girozentrale,
 20,000,000    6.75%, 2/28/01 ..........     20,000,000

              Landesbank Baden Wurttemberg:
 50,000,000    6.68%, 3/6/01 ...........     50,000,000
 50,000,000    6.64%, 5/15/01 ..........     50,000,000
 50,000,000    6.625%, 5/31/01 .........     50,000,000

              Norddeutsche Landesbank
              Girozentrale,
 30,000,000    6.70%, 1/19/01 ..........     30,000,000
                                           ------------
TOTAL EURODOLLAR TIME DEPOSITS
   (Amortized Cost $697,032,018) .......    697,032,018
                                           ------------

              FLOATING RATE NOTES 1 -- 22.84%
              Abbey National Treasury
              Services Plc,
               Monthly Variable Rate:
 40,000,000    6.61%, 6/15/01 ..........     39,985,914
 35,000,000    6.558%, 10/25/01 ........     34,985,760

              American Express Centurion
              Bank,
               Monthly Variable Rate:
100,000,000    6.698%, 5/9/01 ..........    100,000,000
 60,000,000    6.784%, 12/4/01 .........     60,000,000

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
--------------------------------------------------------------------------------
              American Honda Finance Corp.,
               Monthly Variable Rate,
$25,000,000    6.814%, 8/2/01 ..........   $ 25,000,000
               Quarterly Variable Rate,
 25,000,000    6.729%, 11/20/01 ........     25,000,000

              Asset Securitization
              Cooperative Corp.,
               Monthly Variable Rate,
 70,000,000    6.664%, 1/12/01 .........     69,999,541

              Associates Corp. of
              North America,
               Monthly Variable Rate,
 15,000,000    6.599%, 3/16/01 .........     14,997,576

              AT&T Corp.,
               Monthly Variable Rate:
 83,000,000    6.668%, 3/8/01 ..........     82,995,115
 30,000,000    6.701%, 6/14/01 .........     30,000,000
               Quarterly Variable Rate,
 10,000,000    6.55%, 6/14/01 ..........      9,998,733

              Bank of America,
               Daily Variable Rate,
 20,000,000    6.67%, 1/25/01 ..........     20,000,000

              Bank of Scotland,
               Monthly Variable Rate,
 50,000,000    6.588%, 4/25/01 .........     49,995,409
               Quarterly Variable Rate,
 15,000,000    6.646%, 3/5/01 ..........     14,999,843

              Bayerische Hypotheka
              Vereinsbank,
               Monthly Variable Rate,
 50,000,000    6.563%, 2/26/01 .........     49,996,246

              Bayerische Landesbank
              Girozentrale,
               Monthly Variable Rate:
 35,000,000    6.566%, 2/28/01 .........     34,997,285
 25,000,000    6.558%, 3/1/01 ..........     24,998,024
100,000,000    6.568%, 5/30/01 .........     99,983,994
 50,000,000    6.578%, 10/25/01 ........     49,983,678

              Citigroup, Inc.,
               Monthly Variable Rate,
100,000,000    6.698%, 6/6/01 ..........    100,000,000

              Coamerica Bank Corp.,
               Monthly Variable Rate,
 35,000,000    6.616%, 4/20/01 .........     34,995,895

              Commerzbank Ag,
               Monthly Variable Rate:
 75,000,000    6.57%, 4/20/01 ..........     74,993,406
 25,000,000    6.598%, 4/26/01 .........     24,997,684
 45,000,000    6.771%, 8/1/01 ..........     44,991,032

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       13
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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
--------------------------------------------------------------------------------
              Compass Securitization Llc,
               Monthly Variable Rate,
$20,000,000    6.585%, 1/10/01 .........  $  19,999,983

              Computer Sciences Corp.,
               Monthly Variable Rate,
 15,000,000    6.644%, 12/27/01 ........     15,000,000

              Credit Suisse First Boston,
              Inc.,
               Daily Variable Rate,
 25,000,000    6.93%, 2/20/01 ..........     24,999,661

              Goldman Sachs & Co., Inc.
               Daily Variable Rate,
 41,450,000    7.253%, 1/8/01 ..........     41,453,433
               Quarterly Variable Rate:
 35,000,000    7.228%, 1/16/01 .........     35,004,692
 40,000,000    6.94%, 1/25/01 ..........     40,004,784

              Household Finance Corp.,
               Quarterly Variable Rate,
  5,000,000    6.62%, 6/22/01 ..........      5,001,403

              J.P. Morgan Securities Inc.,
               Monthly Variable Rate:
 30,000,000    6.689%, 3/16/01 .........     30,000,000
 35,000,000    6.646%, 6/6/01 ..........     35,000,000

              Merrill Lynch & Co., Inc.
               Daily Variable Rate:
 47,000,000    6.64%, 3/7/01 ...........     47,000,849
 27,000,000    6.75%, 9/10/01 ..........     27,013,745
               Monthly Variable Rate:
 55,000,000    6.679%, 4/17/01 .........     54,998,301
 50,000,000    6.679%, 4/18/01 .........     49,998,563
               Quarterly Variable Rate:
 15,000,000    7.102%, 1/12/01 .........     15,001,552
 25,000,000    6.776%, 3/5/01 ..........     25,005,788

              Morgan Stanley Dean Witter,
              Inc.,
               Monthly Variable Rate:
 75,000,000    6.746%, 1/29/01 .........     75,000,000
 45,000,000    6.679%, 3/16/01 .........     45,000,000
               Quarterly Variable Rate:
 20,000,000    6.878%, 2/16/01 .........     20,003,453
 16,500,000    6.851%, 2/23/01 .........     16,502,750

              National Rural Utilities CFC,
               Quarterly Variable Rate,
 15,000,000    6.54%, 6/15/01 ..........     15,000,000

              SBC Communications Inc.,
               Quarterly Variable Rate:
 50,000,000    6.753%, 5/1/01 ..........     50,000,000
 30,000,000    6.753%, 5/15/01 .........     29,998,927

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
--------------------------------------------------------------------------------
              Societe Generale,
               Monthly Variable Rate,
$50,000,000    6.64%, 1/19/01 ..........  $  49,998,538

              Toyota Motor Credit Corp.,
               Quarterly Variable Rate,
 40,000,000    6.744%, 12/7/01 .........     40,000,000

              Unilever Capital Corp.,
               Quarterly Variable Rate,
 20,000,000    6.708%, 9/7/01 ..........     20,003,414

              Westdeutsche Landesbank Girozentrale,
               Monthly Variable Rate,
 45,000,000    6.568%, 2/26/01 .........     44,996,621

              Westpac Banking Corp.,
               Quarterly Variable Rate,
 21,000,000    6.53%, 9/13/01 ..........     20,997,839
                                         --------------
TOTAL FLOATING RATE NOTES
   (Amortized Cost $2,010,879,431) .....  2,010,879,431
                                         --------------

              COMMERCIAL PAPER -- 49.27%
              Accoc Corp.:
 35,000,000    6.55%, 1/22/01 ..........     34,866,271
 35,000,000    6.53%, 1/23/01 ..........     34,860,331

              Alcatel Alsthom Inc.,
 30,000,000    6.61%, 2/7/01 ...........     29,796,192

              Alcatel Sa:
 40,000,000    6.54%, 2/16/01 ..........     39,665,733
 30,000,000    6.56%, 3/16/01 ..........     29,601,017
 35,000,000    6.45%, 4/9/01 ...........     34,385,458

              American Honda Finance Corp.,
  9,041,000    6.38%, 2/26/01 ..........      8,951,273

              Asset Securitization
              Cooperative Corp.:
 25,000,000    6.62%, 1/11/01 ..........     24,954,028
 32,600,000    6.55%, 1/24/01 ..........     32,463,578

              Associates First Capital
              Corp.:
 25,000,000    6.53%, 1/19/01 ..........     24,918,375
 30,000,000    6.52%, 2/23/01 ..........     29,712,033
 30,000,000    6.51%, 3/23/01 ..........     29,560,575

              Associates Corp. of North
              America,
 60,000,000    6.53%, 1/25/01 ..........     59,738,800

              BAE Systems Holdings, Inc.:
 50,000,000    6.46%, 3/28/01 ..........     49,228,389
 15,000,000    6.36%, 5/25/01 ..........     14,618,400

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       14
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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
--------------------------------------------------------------------------------
              Bankamerica Corp.:
$20,000,000    6.48%, 2/23/01 ..........  $  19,809,200
 45,000,000    6.31%, 5/25/01 ..........     43,864,200

              Bavaria Trust Corp.:
 50,000,000    6.75%, 1/4/01 ...........     49,971,875
  9,177,000    6.66%, 1/16/01 ..........      9,151,534
 10,167,000    6.42%, 3/12/01 ..........     10,040,082

              Campbell Soup Co.,
 13,000,000    6.38%, 6/4/01 ...........     12,645,201

              Coca Cola Enterprises, Inc.,
 20,000,000    6.51%, 2/12/01 ..........     19,848,100

              Compass Securitization Llc:
 18,295,000    6.60%, 1/11/01 ..........     18,261,459
 40,000,000    6.55%, 1/18/01 ..........     39,876,278
 18,536,000    6.62%, 1/23/01 ..........     18,461,351
 30,000,000    6.64%, 1/25/01 ..........     29,867,200
 33,948,000    6.54%, 2/22/01 ..........     33,627,305
 18,420,000    6.49%, 3/5/01 ...........     18,210,795

              Corporate Asset Funding
              Co. Inc.,
 40,000,000    6.57%, 1/16/01 ..........     39,890,500

              Corporate Receivables Corp.,
 50,000,000    6.53%, 2/27/01 ..........     49,483,042

              Credit Suisse First
              Boston, Inc.:
 55,000,000    6.56%, 1/24/01 ..........     54,769,489
 25,000,000    6.55%, 2/26/01 ..........     24,745,278
 40,000,000    6.50%, 3/1/01 ...........     39,573,889

              Cregem North America, Inc.:
 50,000,000    6.54%, 1/18/01 ..........     49,845,583
 75,000,000    6.54%, 1/25/01 ..........     74,673,000

              Delaware Funding Corp.:
 29,968,000    6.58%, 1/22/01 ..........     29,852,973
 80,726,000    6.43%, 2/9/01 ...........     80,163,676
 20,000,000    6.43%, 2/13/01 ..........     19,846,394

              Den Danske Corp.,
 30,000,000    6.40%, 2/20/01 ..........     29,733,333

              Edison Asset Security Llc,
 40,000,000    6.60%, 1/2/01 ...........     39,992,667

              Fortis Funding Corp.,
 40,000,000    6.54%, 1/26/01 ..........     39,818,333

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
--------------------------------------------------------------------------------
              France Telecom,
$20,813,000    6.58%, 1/29/01 ..........  $  20,706,484

              Gannett Co.:
 25,000,000    6.52%, 2/15/01 ..........     24,796,250
 60,000,000    6.515%, 2/27/01 .........     59,381,075

              General Electric Capital
              Corp.:
 30,000,000    6.52%, 1/23/01 ..........     29,880,467
 50,000,000    6.52%, 1/26/01 ..........     49,773,611
 50,000,000    6.50%, 1/29/01 ..........     49,747,222
 45,000,000    6.53%, 2/8/01 ...........     44,689,825

              General Electric Capital Corp.
              International Funding, Inc.:
 25,000,000    6.52%, 1/26/01 ..........     24,886,806
 35,000,000    6.52%, 2/6/01 ...........     34,771,800
 25,000,000    6.50%, 2/13/01 ..........     24,805,903
 55,000,000    6.51%, 2/27/01 ..........     54,433,087

              General Electric Financial
              Assurance,
 12,000,000    6.50%, 1/2/01 ...........     11,997,833

              Glaxo Wellcome Plc:
 50,400,000    6.50%, 2/7/01 ...........     50,063,300
 25,000,000    6.50%, 2/8/01 ...........     24,828,472
 20,000,000    6.50%, 2/22/01 ..........     19,812,222

              Goldman Sachs & Co.:
 50,000,000    6.55%, 1/2/01 ...........     49,990,903
 40,000,000    6.56%, 1/19/01 ..........     39,868,800
 25,000,000    6.516%, 2/16/01 .........     24,791,862

              Greyhawk Funding Llc:
 50,000,000    6.58%, 1/16/01 ..........     49,862,917
 50,000,000    6.55%, 1/19/01 ..........     49,836,250

              Honeywell International,
 15,000,000    6.53%, 1/31/01 ..........     14,918,375

              J.P. Morgan & Co., Inc.,
 32,000,000    6.55%, 1/2/01 ...........     31,994,178

              K2 USA Llc,
 27,000,000    6.30%, 5/15/01 ..........     26,366,850

              Monte Rosa Capital Corp.:
 17,400,000    6.57%, 1/9/01 ...........     17,374,596
 15,000,000    6.58%, 1/23/01 ..........     14,939,683
 70,000,000    6.56%, 1/24/01 ..........     69,706,622

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       15
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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
--------------------------------------------------------------------------------
              Moriarty Ltd.:
$65,000,000    6.58%, 1/10/01 ..........  $  64,893,075
 25,000,000    6.57%, 1/22/01 ..........     24,904,188
 12,110,000    6.62%, 1/24/01 ..........     12,058,781
 20,000,000    6.53%, 2/28/01 ..........     19,789,589

              Motorola Credit Co.:
 25,000,000    6.48%, 3/16/01 ..........     24,667,000
 17,667,000    6.05%, 6/19/01 ..........     17,165,233

              National Rural Utilities
              CFC:
 62,000,000    6.45%, 3/29/01 ..........     61,033,575
 25,000,000    6.45%, 4/11/01 ..........     24,552,083
 50,000,000    6.445%, 4/23/01 .........     48,997,444
 10,000,000    6.43%, 4/25/01 ..........      9,796,383

              Paccar Financial Corp,
 11,000,000    6.50%, 2/7/01 ...........     10,926,514

              Park Avenue Receivables
              Corp.:
 30,000,000    6.64%, 1/25/01 ..........     29,867,200
 38,086,000    6.56%, 1/26/01 ..........     37,912,497

              Pennine Funding Llc,
 50,000,000    6.62%, 1/19/01 ..........     49,834,500

              Pitney Bowes Inc.,
 31,234,000    6.40%, 1/2/01 ...........     31,228,447

              Quincy Capital Corp.:
 36,000,000    6.66%, 1/5/01 ...........     35,973,360
 33,551,000    6.68%, 1/12/01 ..........     33,482,519
 45,000,000    6.39%, 3/9/01 ...........     44,464,838

              Receivables Capital Corp.:
 25,000,000    6.65%, 1/16/01 ..........     24,930,729
 20,025,000    6.61%, 1/26/01 ..........     19,933,080
 50,000,000    6.58%, 1/30/01 ..........     49,734,972
 11,625,000    6.53%, 2/14/01 ..........     11,532,220
 26,240,000    6.44%, 5/2/01 ...........     25,672,021

              Rio Tinto Ltd.:
 25,000,000    6.58%, 1/30/01 ..........     24,867,486
 25,000,000    6.51%, 2/14/01 ..........     24,801,083
 25,000,000    6.35%, 3/15/01 ..........     24,678,090

              SBC Communications, Inc.
 25,000,000    6.48%, 2/27/01 ..........     24,743,500

              Santander Finance Inc.:
 42,000,000    6.53%, 2/5/01 ...........     41,733,358
 40,000,000    6.50%, 2/6/01 ...........     39,740,000
 39,000,000    6.54%, 2/7/01 ...........     38,737,855

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
--------------------------------------------------------------------------------
              Schering Corp.,
$20,000,000    6.42%, 4/24/01 ..........  $  19,596,967

              Sheffield Receivables Corp.:
 50,000,000    6.63%, 1/8/01 ...........     49,935,542
 65,000,000    6.69%, 1/16/01 ..........     64,821,312
 55,000,000    6.56%, 1/18/01 ..........     54,829,622
 35,000,000    6.57%, 1/24/01 ..........     34,853,088
 25,000,000    6.64%, 1/25/01 ..........     24,889,333
 20,000,000    6.56%, 1/26/01 ..........     19,908,889
 50,000,000    6.57%, 1/31/01 ..........     49,726,250
 12,830,000    6.54%, 2/8/01 ...........     12,741,430
 15,000,000    6.54%, 2/16/01 ..........     14,874,650
 25,000,000    6.50%, 3/2/01 ...........     24,729,167
 25,500,000    6.57%, 3/15/01 ..........     25,160,276
 35,960,000    6.21%, 5/1/01 ...........     35,215,628
 27,600,000    6.18%, 6/15/01 ..........     26,818,230

              Thames Asset Global
              Securization,
 15,000,000    6.57%, 1/23/01 ..........     14,939,775

              Toyota Motor Corp.:
 19,600,000    6.50%, 2/7/01 ...........     19,469,061
 30,000,000    6.38%, 2/23/01 ..........     29,718,217

              Transamerica Finance:
 18,500,000    6.54%, 2/21/01 ..........     18,328,597
 20,000,000    6.34%, 2/27/01 ..........     19,799,233
 30,000,000    6.48%, 3/1/01 ...........     29,681,400
 17,000,000    6.32%, 3/21/01 ..........     16,764,229
 10,000,000    6.43%, 3/23/01 ..........      9,855,325
 25,000,000    6.46%, 3/26/01 ..........     24,623,167
 23,750,000    6.30%, 4/12/01 ..........     23,330,219
 23,000,000    6.43%, 4/23/01 ..........     22,539,898
 35,000,000    6.41%, 4/27/01 ..........     34,277,094

              Tulip Funding Corp.:
 45,000,000    6.65%, 1/29/01 ..........     44,767,250
 35,000,000    6.66%, 1/30/01 ..........     34,812,225

              Verizon Network Funding:
 15,000,000    6.60%, 1/23/01 ..........     14,939,500
  9,100,000    6.60%, 1/23/01 ..........      9,063,297
 30,000,000    6.60%, 1/30/01 ..........     29,840,500
 65,000,000    6.48%, 2/6/01 ...........     64,578,800
 60,000,000    6.40%, 2/12/01 ..........     59,552,000
 40,000,000    6.48%, 2/13/01 ..........     39,690,400

              Windmill Funding Corp.:
 60,000,000    6.63%, 1/9/01 ...........     59,911,600
 40,000,000    6.65%, 1/12/01 ..........     39,918,722
                                         --------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $4,338,721,096) .....  4,338,721,096
                                         --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       16
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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2000

  PRINCIPAL
     AMOUNT   SECURITY                            VALUE
--------------------------------------------------------------------------------
              FUNDING AGREEMENTS 1 -- 2.66%
              Allstate Life Insurance,
               Quarterly Variable Rate,2,3
$45,000,000    6.85%, 7/2/01 ...........  $  45,000,000

              First Allmerica Financial
              Life Insurance,
               Quarterly Variable Rate:2,3
 45,000,000    6.845%, 1/29/01 .........     45,000,000
 15,000,000    6.889%, 8/1/01 ..........     15,000,000

              GE Life and Annuity
              Assurance Co.,
               Quarterly Variable Rate:2,3
 20,000,000    6.722%, 3/1/01 ..........     20,000,000
 40,000,000    6.816%, 9/4/01 ..........     40,000,000

              Travelers Insurance Co,
               Quarterly Variable Rate:2,3
 40,000,000    6.885%, 2/23/01 .........     40,000,000
 30,000,000    6.895%, 4/2/01 ..........     30,000,000
                                         --------------
TOTAL FUNDING AGREEMENTS
   (Amortized Cost $235,000,000) .......    235,000,000
                                         --------------

                                                  VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
   (Amortized Cost
    $8,757,966,935)4 ...........  99.46% $8,757,966,935

OTHER ASSETS IN EXCESS
   OF LIABILITIES ..............   0.54      47,730,083
                                 ------  --------------
NET ASSETS ..................... 100.00% $8,805,697,018
                                 ======  ==============

--------------------------------------------------------------------------------
1 Stated maturity is final maturity not next reset date.
2 Illiquid security.
3 Funding agreement subject to a thirty or ninety day demand feature
4 Also aggregate cost for federal tax purposes.

See Notes to Financial Statements.
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STATEMENT OF ASSETS AND LIABILITIES

                                                        DECEMBER 31, 2000

ASSETS
   Investments, at value (amortized cost $8,757,966,935))  $8,757,966,935
   Interest receivable ..................................      46,279,715
   Cash .................................................       2,842,005
   Prepaid expenses and other ...........................             480
                                                           --------------
Total assets ............................................   8,807,089,135
                                                           --------------
LIABILITIES
   Due to Bankers Trust .................................       1,353,563
   Accrued expenses and other ...........................          38,554
                                                           --------------
Total liabilities .......................................       1,392,117
                                                           --------------
NET ASSETS ..............................................  $8,805,697,018
                                                           ==============
COMPOSITION OF NET ASSETS
   Paid-in capital ......................................  $8,805,697,018
                                                           --------------
NET ASSETS ..............................................  $8,805,697,018
                                                           ==============

See Notes to Financial Statements.
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STATEMENT OF OPERATIONS

                                                              FOR THE YEAR ENDED
                                                               DECEMBER 31, 2000

INVESTMENT INCOME
   Interest ................................................      $ 552,027,174
                                                                  -------------
EXPENSES
   Advisory fees ...........................................         12,843,718
   Administration and services fees ........................          4,281,239
   Professional fees .......................................             78,252
   Trustees fees ...........................................              6,285
   Miscellaneous ...........................................             84,329
                                                                  -------------
Total expenses .............................................         17,293,823
Less: fee waivers or expense reimbursements ................         (1,881,361)
                                                                  -------------
Net expenses ...............................................         15,412,462
                                                                  -------------
NET INVESTMENT INCOME ......................................        536,614,712
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS .............            157,476
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................      $ 536,772,188
                                                                  =============

See Notes to Financial Statements.
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STATEMENTS OF CHANGES IN NET ASSETS

                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                                 2000               1999
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income ..........................  $    536,614,712   $    356,274,468
   Net realized gain from investment transactions .           157,476            441,562
                                                     ----------------   ----------------
Net increase in net assets from operations ........       536,772,188        356,716,030
                                                     ----------------   ----------------
CAPITAL TRANSACTIONS
   Proceeds from capitalinvested ..................    54,040,544,759     39,802,568,271
   Value of capitalwithdrawn ......................   (51,872,337,295)   (39,522,819,924)
                                                     ----------------   ----------------
Net increase in net assets from capital
   transactions ...................................     2,168,207,464        279,748,347
                                                     ----------------   ----------------
TOTAL INCREASE IN NET ASSETS ......................     2,704,979,652        636,464,377
NET ASSETS
   Beginning of year ..............................     6,100,717,366      5,464,252,989
                                                     ----------------   ----------------
   End of year ....................................  $  8,805,697,018   $  6,100,717,366
                                                     ================   ================

See Notes to Financial Statements.
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Cash Management Portfolio
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FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios to average net assets for each period indicated for Cash Management Portfolio.

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                 2000           1999           1998          1997           1996
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ...................... $8,805,697     $6,100,717     $5,464,253    $4,039,725     $3,261,910
   Ratios to average net assets:
     Net investment income ...............       6.28%          5.04%          5.37%         5.43%          5.27%
     Expenses after waivers ..............       0.18%          0.18%          0.18%         0.18%          0.18%
     Expenses before waivers .............       0.20%          0.20%          0.20%         0.20%          0.20%

See Notes to Financial Statements.
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NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
The Cash Management Portfolio (the `Portfolio'), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the `Act'), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York and began operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the `Trustees') to issue beneficial interests in the Portfolio.

B. VALUATION OF SECURITIES
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio requires the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

Each   Portfolio   may  enter  into   tri-party   repurchase   agreements   with
broker-dealers and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

E. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company (`Bankers Trust'), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio. These services are provided in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

--------------------------------------------------------------------------------
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Cash Management Portfolio
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NOTES TO FINANCIAL STATEMENTS

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Portfolio through April 30, 2002, to the extent necessary, to limit all expenses to .18% of the average daily net assets of the Portfolio.

In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses incurred in prior years.

At December 31, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the period ended December 31, 2000.

--------------------------------------------------------------------------------
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Cash Management Portfolio
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REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Holders of Beneficial Interest of Cash Management Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management Portfolio (hereafter referred to as the `Portfolio') at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as `financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 2, 2001

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                                       24
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

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:

                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210

or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche  Asset  Management  is the  marketing  name  in the  US for  the  asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche BancAlex. Brown, Inc., Deutsche Asset Management,Inc., and Deutsche Asset Management Investment Services Limited.


Cash Reserves Fund Institutional                                CUSIP #055924872
                                                                1687ANN (12/00)

Distributed by:
ICC Distributors, Inc.